Cash Flow Information - Schedule Of Debt Reconciliation (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt balance Opening	R$ 876,147	R$ 867,024
Acquisitions / Issuance	524,196	725,370	R$ 826,000
Net foreign exchange differences	3,085	(35,091)	35,116
Interest accrued	84,367	62,663	5,908
Payments	(135,147)	(689,634)
Interest paid	(28,428)	(54,185)
Total debt balance end	1,472,714	876,147	867,024
New IFRS [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt balance Opening	1,024,641
Change in accounting policy (Note 3.xxi)		148,494
Total debt balance end		1,024,641
Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt balance Opening	469,609	867,024
Acquisitions / Issuance		325,370	826,000
Net foreign exchange differences		(35,091)	35,116
Interest accrued	26,250	56,125	5,908
Payments	(85,353)	(689,634)
Interest paid	(28,428)	(54,185)
Total debt balance end	382,078	469,609	R$ 867,024
Borrowings [member] | New IFRS [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt balance Opening	469,609
Total debt balance end		469,609
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Acquisitions / Issuance	124,196
Net foreign exchange differences	3,085
Interest accrued	17,610
Payments	(37,979)
Total debt balance end	255,406
Lease liabilities [member] | New IFRS [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt balance Opening	148,494
Change in accounting policy (Note 3.xxi)		148,494
Total debt balance end		148,494
Debentures [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt balance Opening	406,538
Acquisitions / Issuance	400,000	400,000
Interest accrued	40,507	6,538
Payments	(11,815)
Total debt balance end	835,230	406,538
Debentures [member] | New IFRS [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt balance Opening	R$ 406,538
Total debt balance end		R$ 406,538